Schedule of investments

Delaware Global Real Estate Opportunities Fund January 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.26%Δ
Australia - 3.21%
Charter Hall Group	71,025	$606,018
Goodman Group	90,124	892,220
GPT Group-In Specie =†	1,377,200	0
		1,498,238
Canada - 3.59%
Boardwalk Real Estate Investment Trust	21,955	783,372
Granite Real Estate Investment Trust	16,538	893,632
		1,677,004
Finland - 0.92%
Kojamo	23,240	427,338
		427,338
France - 1.87%
Gecina	4,623	873,664
		873,664
Germany - 4.83%
Deutsche Wohnen	12,519	529,682
LEG Immobilien	3,646	449,699
Vonovia	22,309	1,273,312
		2,252,693
Hong Kong - 5.32%
Hysan Development	62,000	231,444
Link REIT	108,000	1,092,152
New World Development	459,000	573,352
Sun Hung Kai Properties	42,000	585,075
		2,482,023
Japan - 9.40%
Daiwa Office Investment	69	552,992
GLP J-Reit	382	513,112
Japan Rental Housing Investments	554	550,651
Kenedix Office Investment	60	481,956
Mitsubishi Estate	53,800	1,053,645
Mitsui Fudosan	28,900	765,431
Orix JREIT	223	471,161
		4,388,948
Netherlands - 0.59%
InterXion Holding †	3,139	273,187
		273,187
Singapore - 1.59%
CapitaLand	75,800	199,746
Mapletree Commercial Trust	314,701	540,449
		740,195

NQ-223 [1/20] 3/20 (1110423) 1

Schedule of investments

Delaware Global Real Estate Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Spain - 2.02%
Inmobiliaria Colonial Socimi	70,315	$942,194
		942,194
Sweden - 0.83%
Fastighets AB Balder Class B †	8,194	388,730
		388,730
United Kingdom - 5.65%
Assura	567,798	583,327
Big Yellow Group	32,530	505,451
Grainger	145,529	568,215
UNITE Group	58,261	978,245
		2,635,238
United States - 59.44%
Alexandria Real Estate Equities	7,455	1,216,656
Alpine Income Property Trust	5,044	95,937
Americold Realty Trust	16,980	585,301
Apartment Investment & Management Class A	7,820	412,192
AvalonBay Communities	4,164	902,297
Brookdale Senior Living †	342,977	2,260,218
Camden Property Trust	8,872	997,479
Cousins Properties	11,971	489,973
Equinix	1,239	730,675
Equity LifeStyle Properties	9,404	684,141
Equity Residential	6,616	549,657
Essex Property Trust	2,106	652,355
Extra Space Storage	3,871	428,442
Gaming and Leisure Properties	20,316	960,033
Healthcare Trust of America Class A	23,167	742,039
Healthpeak Properties	24,762	891,184
Host Hotels & Resorts	13,774	225,067
Hudson Pacific Properties	14,471	525,876
Invitation Homes	38,919	1,224,781
Kilroy Realty	7,759	640,661
Kimco Realty	7,079	134,855
Kite Realty Group Trust	17,924	308,293
Lexington Realty Trust	35,565	393,705
Liberty Property Trust	4,801	300,783
Life Storage	3,478	393,640
Mack-Cali Realty	16,463	361,527
Prologis	26,128	2,426,769
Regency Centers	2,755	170,920
Rexford Industrial Realty	23,592	1,136,898

2 NQ-223 [1/20] 3/20 (1110423)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
Simon Property Group	5,069	$674,937
SITE Centers	23,849	303,121
Spirit Realty Capital	12,792	675,162
STORE Capital	26,163	1,026,898
Sun Communities	6,154	997,994
UDR	16,047	768,812
VICI Properties	34,601	927,307
Vornado Realty Trust	2,887	189,878
Welltower	15,720	1,334,785
		27,741,248
Total Common Stock (cost $44,729,261)		46,320,700

Short-Term Investments – 0.79%
Money Market Mutual Funds - 0.79%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.49%)	73,887	73,887
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.46%)	73,887	73,887
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.46%)	73,887	73,887
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.45%)	73,887	73,887
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.44%)	73,887	73,887
Total Short-Term Investments (cost $369,435)		369,435

Total Value of Securities – 100.05%
(cost $45,098,696)		46,690,135
Liabilities Net of Receivables and Other Assets – (0.05%)		(21,864)
Net Assets Applicable to 5,772,279 Shares Outstanding – 100.00%		$46,668,271

= The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
Δ Securities have been classified by country of origin.

† Non-income producing security.

NQ-223 [1/20] 3/20 (1110423) 3

Schedule of investments

Delaware Global Real Estate Opportunities Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Jan. 31, 2020:

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive	(Deliver)	In Exchange For		Date	Appreciation	Depreciation
BNYM	AUD	23,045	USD	(15,471)	2/3/20	$—	$(44)
BNYM	EUR	107,159	USD	(118,277)	2/3/20	590	—
BNYM	EUR	104,319	USD	(115,527)	2/4/20	195	—
BNYM	GBP	(38,664)	USD	50,640	2/3/20	—	(420)
BNYM	HKD	56,281	USD	(7,246)	2/3/20	—	—
BNYM	JPY	15,992,530	USD	(146,952)	2/3/20	665	—
BNYM	SEK	245,937	USD	(25,532)	2/3/20	18	—
BNYM	SGD	(115,353)	USD	84,583	2/3/20	52	—
Total Foreign Currency Exchange Contracts						$1,520	$(464)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AUD – Australian Dollar
BNYM – BNY Mellon
EUR – European Monetary Unit
GBP – British Pound Sterling
GS – Goldman Sachs
HKD – Hong Kong Dollar
JPY – Japanese Yen
REIT – Real Estate Investment Trust
SEK – Swedish Krona
SGD – Singapore Dollar
USD – US Dollar

4 NQ-223 [1/20] 3/20 (1110423)